Employee Share Schemes - Summary of Valuation Model Used to Valuing Saving - Related Option to Arrive at the Share Based Payment Charge (Detail) - Share Options and Savings-Related Options [member] - £ / shares
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of share options and savings related options [line items]
Risk-free interest rate	0.76%	0.54%	0.32%
Dividend yield	5.30%	5.90%	4.90%
Volatility	21.00%	23.00%	23.00%
Expected life	3 years	3 years	3 years
Savings-related options grant price (including 20% discount)	£ 12.09	£ 10.86	£ 12.95